Note 15 - Stock-based Compensation - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance (in shares)	846,451
Balance, weighted average exercise price (in dollars per share)	$ 14.94
Balance, weighted average contractual life (Year)	3 years 25 days	6 years 5 months 12 days
Balance, aggregate intrinsic value	$ 0	$ 2,277
Granted (in shares)	0	0
Granted, weighted average exercise price (in dollars per share)	$ 0
Exercised (in shares)	(81,814)
Exercised, weighted average exercise price (in dollars per share)	$ 5.57
Forfeited (in shares)	(111,937)
Forfeited, weighted average exercise price (in dollars per share)	$ 18.78
Expired (in shares)	(363,685)
Expired, weighted average exercise price (in dollars per share)	$ 18.77
Repurchased (in shares)	0
Repurchased, weighted average exercise price (in dollars per share)	$ 0
Balance (in shares)	289,015	846,451
Balance, weighted average exercise price (in dollars per share)	$ 11.29	$ 14.94
Vested and expected to vest (in shares)	289,015
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 11.29
Vested and expected to vest, weighted average contractual life (Year)	3 years 25 days
Vested and expected to vest, aggregate intrinsic value	$ 0
Vested and exercisable (in shares)	281,380
Vested and exercisable, weighted average exercise price (in dollars per share)	$ 11.09
Vested and exercisable, weighted average contractual life (Year)	2 years 11 months 19 days
Vested and exercisable, aggregate intrinsic value	$ 0